Description of the Business	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the Business
1. Description of the Business
Organization
First Tracks Biotherapeutics, Inc. (“First Tracks Biotherapeutics,” “we,” “us,” “our,” or the “Company”) is a clinical-stage biotechnology company advancing antibody therapies that modulate immune pathways implicated in autoimmune and inflammatory diseases. Our pipeline includes ANB033, a CD122 antagonist in development for celiac disease and eosinophilic esophagitis; rosnilimab, a pathogenic T cell depleter in development for rheumatoid arthritis; and ANB101, a BDCA2 modulator.
The Separation
Our financial support has been provided primarily by AnaptysBio, Inc. (“AnaptysBio”), our former parent company. In September 2025, AnaptysBio announced its intent, as approved by its board of directors on September 29, 2025, to separate our operations from AnaptysBio into a separate, independent, publicly traded company (the “Spin-Off”). The Spin-Off was completed on April 20, 2026 (the “Distribution Date”).
The Spin-Off was achieved through AnaptysBio’s pro rata distribution of 29,100,902 shares of common stock of First Tracks Biotherapeutics to holders of record of AnaptysBio’s common stock. Each holder of record of AnaptysBio’s common stock received one share of First Tracks Biotherapeutics’ common stock for every one share of AnaptysBio’s common stock held on April 6, 2026, the record date for the distribution. On April 20, 2026, First Tracks Biotherapeutics’ shares of common stock began trading on the Nasdaq Stock Market LLC under the ticker symbol “TRAX.”
On the Distribution Date, AnaptysBio distributed 29,100,902 shares of First Tracks Biotherapeutics common stock to its shareholders and the Company completed the previously announced private placement contemplated by that certain purchase agreement (the “Purchase Agreement”) by and among the Company, EcoR1 Capital Fund Qualified, L.P. (the “Selling Stockholder”) and certain third party investors (collectively, the “Investors”), pursuant to which the Company agreed to issue and sell an aggregate of 5,791,479 shares of the Company’s common stock (the “Primary Shares”), and the Selling Stockholder agreed to sell an aggregate of 4,705,575 shares of the Company’s common stock (the “Secondary Shares”) that the Selling Stockholder received in the Spin-Off, at a purchase price of $13.81 per share (the “Private Placement”). The aggregate gross proceeds to First Tracks Biotherapeutics from the sale of the Primary Shares were approximately $80 million, before deducting offering expenses. First Tracks Biotherapeutics did not receive any proceeds from the sale of the Secondary Shares.
In connection with the Spin-Off, we entered into a separation and distribution agreement (the “Separation and Distribution Agreement”) with AnaptysBio. The Separation and Distribution Agreement identifies the assets transferred to (including the contracts assigned) or retained by, and the liabilities assumed or retained by each of us, and AnaptysBio. Pursuant to the Separation and Distribution Agreement, on the Distribution Date, $100 million in cash and cash equivalents was allocated to us from AnaptysBio. Furthermore, all accounts payable and accrued liabilities were assumed by AnaptysBio.
Liquidity and Risks
Going forward, as we continue our expansion, we may seek additional financing and/or strategic investments. However, there can be no assurance that any additional financing or strategic investments will be available to us on acceptable terms, if at all. If events or circumstances occur such that we do not obtain additional funding, we will most likely be required to reduce our plans and/or certain discretionary spending, which could have a material adverse effect on our ability to achieve our intended business objectives. Our

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ement believes our currently available resources will provide sufficient funds to enable us to meet our operating plans for at least the next 12 months from the issuance of our financial statements. The accompanying financial statements do not include any adjustments that might be necessary if we are unable to continue as a going concern.

1. Description of the Business
Organization
First Tracks Biotherapeutics, Inc. (“we,” “us,” “our,” or the “Company”) is a clinical-stage biotechnology company focused on delivering innovative immunology therapeutics for autoimmune and inflammatory diseases. Our clinical-stage pipeline includes rosnilimab, a selective pathogenic T cell depleter, for which we completed a Phase 2b trial for the treatment of moderate-to-severe rheumatoid arthritis (“RA”), ANB033, a CD122 antagonist, in a Phase 1b trial for celiac disease (“CeD”) and eosinophilic esophagitis (“EoE”), and ANB101, a BDCA2 modulator, in a Phase 1a trial.
Going forward, as we continue our expansion, we may seek additional financing and/or strategic investments. However, there can be no assurance that any additional financing or strategic investments will be available to us on acceptable terms, if at all. If events or circumstances occur such that we do not obtain additional funding, we will most likely be required to reduce our plans and/or certain discretionary spending, which could have a material adverse effect on our ability to achieve our intended business objectives. Our management believes our currently available resources will provide sufficient funds to enable us to meet our operating plans beyond the next 12 months from the issuance of our combined financial statements. The accompanying combined financial statements do not include any adjustments that might be necessary if we are unable to continue as a going concern.
The Separation
Our financial support has been provided primarily by AnaptysBio, Inc., our parent company. In September 2025, AnaptysBio, Inc. announced its intent, as approved by its board of directors on September 29, 2025, to separate First Tracks Biotherapeutics, Inc.’s operations from AnaptysBio, Inc. To implement the separation, AnaptysBio, Inc., intends to transfer the related assets, liabilities, license agreements, intellectual property and corporate infrastructure, including employment agreements and other corporate agreements of those portfolio programs, or the Business, to First Tracks Biotherapeutics, Inc. pursuant to the terms of a separation agreement, to be entered into between First Tracks Biotherapeutics, Inc. and AnaptysBio, Inc. in connection with the separation.
Following the Spin-Off, First Tracks Biotherapeutics, Inc. will operate as a separate, independent, publicly traded company.